UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02611
Van Kampen Exchange Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 96.4%
Aerospace & Defense 0.8%
Honeywell International, Inc.	12,528	$520,538

Coal & Consumable Fuels 0.7%
Massey Energy Corp.	12,831	457,682

Commodity Chemicals 0.0%
Tronox, Inc., Class B	2,197	231

Computer Hardware 2.6%
IBM Corp.	15,016	1,756,271

Construction & Engineering 2.1%
Fluor Corp.	25,662	1,429,373

Diversified Banks 1.4%
HSBC Holdings PLC — ADR (United Kingdom)	11,434	924,210

Forest Products 0.4%
Louisiana-Pacific Corp.	25,970	241,521

Health Care Distributors 0.1%
Cardinal Health, Inc.	1,867	92,006

Health Care Equipment 1.1%
Baxter International, Inc.	10,000	656,300
Edwards Lifesciences Corp. (a)	1,000	57,760

		714,060

Health Care Services 0.8%
Medco Health Solutions, Inc. (a)	12,150	546,750

Industrial Gases 7.7%
Air Products & Chemicals, Inc.	75,539	5,173,666

Industrial Machinery 1.6%
SPX Corp.	13,648	1,050,896

Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value
Integrated Oil & Gas 20.0%
BP PLC — ADR (United Kingdom)	33,876	$1,699,559
Exxon Mobil Corp.	82,523	6,408,736
Hess Corp.	63,600	5,220,288

		13,328,583

Multi-Line Insurance 0.2%
American International Group, Inc.	41,688	138,821

Office Services & Supplies 2.2%
IKON Office Solutions, Inc.	86,993	1,479,751

Oil & Gas Drilling 0.4%
Transocean, Inc. (Cayman Islands) (a)	2,177	239,122

Oil & Gas Equipment & Services 9.0%
Baker Hughes, Inc.	25,634	1,551,882
Halliburton Co.	60,640	1,964,130
Schlumberger Ltd. (Netherlands Antilles)	32,160	2,511,374

		6,027,386

Oil & Gas Exploration & Production 4.1%
Apache Corp.	26,346	2,747,361

Packaged Foods & Meats 5.6%
McCormick & Co., Inc.	96,518	3,711,117

Pharmaceuticals 22.0%
Johnson & Johnson	78,636	5,447,902
Merck & Co., Inc.	50,376	1,589,867
Pfizer, Inc.	176,611	3,256,707
Schering-Plough Corp.	125,158	2,311,668
Wyeth	56,000	2,068,640

		14,674,784

Restaurants 0.2%
Luby’s Cafeterias, Inc. (a)	13,367	107,471

Van Kampen Exchange Fund
Portfolio of Investments ■ September 30, 2008 (Unaudited)

	Number of
Description	Shares	Value
Semiconductors 6.1%
Intel Corp.	216,837	$4,061,357

Specialized REIT’s 1.9%
Plum Creek Timber Co., Inc.	25,602	1,276,516

Specialty Chemicals 5.4%
International Flavors & Fragrances, Inc.	49,712	1,961,635
Lubrizol Corp.	37,620	1,622,927

		3,584,562

Total Long-Term Investments 96.4%
(Cost $5,830,531)		64,284,035

Repurchase Agreements 3.6%
Banc of America Securities ($895,947 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $895,998)		895,947
Citigroup Global Markets, Inc. ($895,947 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $895,984)		895,947
JPMorgan Chase & Co. ($268,784 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $268,792)		268,784
State Street Bank & Trust Co. ($353,322 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $353,335)		353,322

Total Repurchase Agreements 3.6%
(Cost $2,414,000)		2,414,000

Total Investments 100.0%
(Cost $8,244,531)		66,698,035

Other Assets in Excess of Liabilities 0.0%		18,468

Net Assets 100.0%		$66,716,503

Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$64,284,035
Level 2 — Other Significant Observable Inputs	2,414,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$66,698,035

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean between the last reported bid and ask price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Managing General Partners. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Exchange Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008